LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of basic loss per share and diluted loss per share calculated in accordance with ASC 260

	For the six months ended June 30,
	2023	2024	2024
	VND million	VND million	USD
Net loss attributable to controlling interests	(27,722,160)	(33,462,508)	(1,379,328,442)
Net loss attributable to controlling interests adjusted for the effect of dilution	(27,722,160)	(33,462,508)	(1,379,328,442)

		Unit: Shares
	For the six months ended June 30,
	2023	2024
Weighted average number of ordinary shares for basic earnings per share	2,299,999,998	2,338,072,572
Weighted average number of ordinary shares adjusted for the effect of dilution	2,299,999,998	2,338,072,572

	For the six months ended June 30,
	2023	2024	2024
	VND	VND	USD
Basic loss per share	(12,052)	(14,312)	(0.59)
Diluted loss per share	(12,052)	(14,312)	(0.59)

	For the year ended December 31,
	2021	2022	2023	2023
			(Restated)	(Restated)
	VND million	VND million	VND million	USD
Net loss attributable to controlling interests	(32,183,727)	(49,783,795)	(57,354,813)	(2,403,201,751)
Net loss attributable to controlling interests adjusted for the effect of dilution	(32,183,727)	(49,783,795)	(57,354,813)	(2,403,201,751)
				Unit: Shares
Weighted average number of ordinary shares for basic earnings per share	1,578,726,324	2,299,008,659	2,310,823,009	2,310,823,009
Weighted average number of ordinary shares adjusted for the effect of dilution	1,578,726,324	2,299,008,659	2,310,823,009	2,310,823,009

	For the year ended December 31,
	2021	2022	2023	2023
			(Restated)	(Restated)
	VND	VND	VND	USD
Basic loss per share	(20,386)	(21,654)	(24,820)	(1.04)
Diluted loss per share	(20,386)	(21,654)	(24,820)	(1.04)